Selling, general and administrative - Schedule Of General And Administrative Expense (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Selling General and Administrative Expense [Line Items]
Employees' compensation				$ 2,589,688	$ 0
Depreciation/amortization		$ 0	$ 0	0	0
Total		6,845,045	939,106	23,892,011	3,265,612	$ 4,898,942	$ 1,233,876	$ 1,739,815
Selling, General and Administrative Expenses [Member]
Schedule of Selling General and Administrative Expense [Line Items]
Outsourced service	[1]	2,980,504	67,324	8,251,614	144,128
Employees' compensation		2,318,107	291,833	6,686,089	695,277
Transaction Costs		0	423,752	6,190,634	1,992,848
Other expenses		1,546,434	156,197	2,763,674	371,692
Depreciation/amortization		0	0	0	61,667
Total		$ 6,845,045	$ 939,106	$ 23,892,011	$ 3,265,612

[1]	Out of $8,251,614, for the nine months ended September 30, 2022, and $2,980,504, for the three months ended September 30, 2022, $528,597 was charged under the SSA contract for the nine months ended September 30, 2022, and $236,889 was charged for the three months ended September 30, 2022 (refer to Note 5).